GENERAL - Senior Secured Credit Facility (Narrative) (Details) $ / shares in Units, $ in Thousands	1 Months Ended		6 Months Ended					12 Months Ended
	Jan. 22, 2025 USD ($) $ / shares shares	Feb. 28, 2021 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 USD ($)	Oct. 26, 2018 USD ($)
Line of Credit Facility [Line Items]
Gross proceeds of subordinated debt		$ 12,000						$ 12,000
Subordinated promissory note term								2 years
Consideration unsecured subordinated promissory note			$ 3,374	$ 5,535	$ 500	$ 211	$ 7,601
Subordinated Debt			$ 8,230
Certain Institutional Investor [Member]
Line of Credit Facility [Line Items]
Aggregate principal amount		$ 7,000					$ 5,000
Consideration unsecured subordinated promissory note								$ 12,000
Credit Facility [Member]
Line of Credit Facility [Line Items]
Unused fee (as a percent)			0.50%
Credit Facility [Member] | EBITDA Leverage Ratio Greater Than or Equal to 2.50 Times [Member]
Line of Credit Facility [Line Items]
EBITDA leverage ratio			2.5
Credit Facility [Member] | EBITDA Leverage Ratio Less Tan 2.50x [Member]
Line of Credit Facility [Line Items]
Interest margin			7.00%
EBITDA leverage ratio			2.5
Credit Facility [Member] | Fortress [Member]
Line of Credit Facility [Line Items]
Aggregate principal amount										$ 20,000
Current borrowing capacity										1,000
Gross draw down amount									$ 4,000
Initial Term Loan [Member] | Fortress [Member]
Line of Credit Facility [Line Items]
Current borrowing capacity										10,000
Incremental Term Loan [Member] | Fortress [Member]
Line of Credit Facility [Line Items]
Current borrowing capacity										$ 10,000
Secured Credit Facility [Member] | Fortress [Member]
Line of Credit Facility [Line Items]
Aggregate principal amount	$ 4,374		$ 14,437
Unregistered common shares issued | shares	100,000
Ordinary shares, outstanding, shares | shares	14,000
Ordinary shares, price per share | $ / shares	$ 43.74